Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth the Plan’s investments at fair value and by level, as applicable, as of December 31, 2025 and 2024:

	Level 1		Total
	2025	2024	2025	2024
	(in thousands)
Mutual funds	$1,499,759	$1,396,566	$1,499,759	$1,396,566
SAIC common stock	89,951	108,969	89,951	108,969
Self-directed brokerage fund	133,017	110,728	133,017	110,728
Subtotal	$1,722,727	$1,616,263	$1,722,727	$1,616,263
Collective trusts—measured at NAV			4,208,689	3,749,958
Total			$5,931,416	$5,366,221